SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Accounting Policies [Abstract]
Summary of Liabilities
	2017 $	2016 $

Warrants (Note 6)

Beginning fair value	326,595	1,128,841
Issuance	55,239	151,318
Reallocation on exercises of warrants	(108,784)	-
Change in fair value	365,241	(631,185)
Ending fair value	638,291	648,974

Non-employee options (Note 7(c))

Beginning fair value	189,207	116,615
Fair value of options on vesting	-	42,933
Change in fair value	139,185	(28,502)
Ending fair value	328,392	131,046

Total Level 3 liabilities	966,683	780,020

	2016 $	2015 $

Warrants (Note 7)

Beginning fair value	1,128,841	3,211,386
Issuance	176,493	130,890
Change in fair value	(978,739)	(2,213,435)
Ending fair value	326,595	1,128,841

Non-employee options (Note 8(c))

Beginning fair value	116,615	68,859
Fair value of options granted	102,273	-
Fair value of options on vesting	11,366	80,361
Change in fair value	(41,047)	(32,605)
Ending fair value	189,207	116,615

Total Level 3 liabilities	515,802	1,245,456